INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Loss for the year before income tax	$ (54,691,130)	$ (23,117,607)
Statutory tax rate	26.50%	26.50%
Expected income tax (recovery)	$ (14,493,149)	$ (6,126,166)
Non-deductible items and other	2,246,077	1,309,217
Foreign tax rate differences	(34,898)	(11,766)
Change in deferred tax assets not recognized	$ 12,281,970	$ 4,828,715